INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2016	2015	2014
PRC	$(1,442,284)	$3,397,483	$(27,612,320)
Others	(17,024,349)	(7,787,215)	(1,478,999)
Total income (loss) before income taxes	$(18,466,633)	$(4,389,732)	$(29,091,319)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015	2014
Current taxes	$(307,557)	$543,944	$4,204
Deferred taxes	365,401	3,761,084	(4,603,763)
Income tax expense (benefit)	$57,844	$4,305,028	$(4,599,559)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015	2014
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(4,616,658)	$(1,097,433)	$(7,272,830)
Tax rate differential benefit from tax holiday	652,038	(1,771,273)	1,753,640
Permanent differences	2,648,828	6,039,892	1,471,243
Tax effect of deductible temporary differences not recognized	264,418	601,779	(914,667)
Non-deductible tax loss	1,109,218	532,063	363,055
Income tax (benefit) expense	$57,844	$4,305,028	$(4,599,559)

Schedule of Deferred Tax Assets and Liabilities, Detailed [Table Text Block]
	December 31, 2016		December 31, 2015
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,007,812	$-	$1,810,234	$-
Loss carry-forwards	1,397,179	-	631,424	-
Fixed assets	35,341	(226,784)	111,803	(221,530)
Inventory valuation	302,134	-	1,323,187	-
Salary payable	28,569	-	16,618	-
Intangible assets	190,077	126,349	128,183	135,198
Gross deferred tax assets and liabilities	2,961,112	(100,435)	4,021,449	(86,332)

Valuation allowance	(2,860,677)	-	(3,561,212)	-

Total deferred tax assets and liabilities	$100,435	$(100,435)	$460,237	$(86,332)